Shareholder Fees	Nov. 01, 2021 USD ($)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF | VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none